Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Advertising expense	¥ 239,937	¥ 221,113
Net operating loss carry-forward	117,595	103,060
Accrued expenses	26,196	43,631
Impairment on long-term investments and game copyright	14,117	11,336
Less: valuation allowance	(360,781)	(321,354)
Deferred tax assets, net	37,064	57,786
Deferred tax liabilities:
Intangible assets acquired	222,576	259,247
Deferred tax liabilities, net	¥ 222,576	¥ 259,247